May 2, 2023

American United Life Insurance Company

One American Square

P.O. Box 368

Indianapolis, IN 46206-0368

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	AUL American Individual Variable Life Unit Trust
American United Life Insurance Company®
File No. 033-263757

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant certifies that the electronically filed form Prospectus and Statement of Additional Information that have been filed under paragraph (c) of Rule 497 with respect to the above-referenced Trust do not differ from the most recent post-effective amendment to the Registration Statement filed with the Securities and Exchange Commission.

No fees are required in connection with this filing. Please call me at (317) 285-1880 with any questions or comments.

Cordially,

/s/ Sean P. McGoff

Sean P. McGoff

Chief Compliance Officer of Separate Accounts

American United Life Insurance Company®